Stock-based compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based compensation
Note 12. Stock-based compensation
As of December 31, 2021, the Company has three equity incentive plans, the 2015 Stock Plan (the “2015 Plan”), the 2021 Incentive Award Plan (the “2021 Plan”) and the Sense 2017 Equity Incentive Plan (the “Sense Plan” and together the “Plans”).
The Plans provide for the grant of stock options, stock appreciation rights, restricted stock awards restricted stock units, performance stock unit awards and other forms of equity compensation (collectively, “equity awards”). In addition, the 2021 Plan provides for the grant of performance bonus awards. All awards within the Plans may be granted to employees, including officers, as well as directors and consultants, within the limits defined in the Plans.
Options under the Plans will be exercisable at such times and as specified in the Award Agreement (as defined in the Plans) provided that the term of an option or stock appreciation will not exceed ten years. Options granted under the Plans may be Incentive Stock Options (ISOs) or
Non-statutory
Stock Options, as determined by the
Administrator (as defined in the Plans) at the time of grant of an option and subject to the applicable provisions of Section 422 of the Internal Revenue Code and the regulations promulgated thereunder. The exercise price of an option will be no less than 100% of the fair market value of the shares of common stock on the date of grant. The exercise price of an ISO granted to a 10% shareholder will be no less than 110% of the fair market value of the shares on the date of grant and the term of the ISO will not exceed five years. Options granted generally vest over four years and vest at a rate of 25% upon the first anniversary of the issuance date and 1/36th per month thereafter. The Company accounts for forfeitures as they occur.
Restricted stock and restricted stock units granted to employees generally vest as to 25% of the shares on the first anniversary service date of the grant, and quarterly thereafter so as to be 100% vested on the fourth anniversary of the vesting commencement date. All participants holding shares of restricted stock will be entitled to all the rights of a stockholder with respect to such shares and have voting power and other rights with respect to such shares, provided, however, that such shares are held in escrow and subject to forfeiture until the shares vested.
The exercise price of stock options granted before the Merger were determined based on the fair value of stock at the date of grant obtained by the Company on a contemporaneous basis from an independent valuation firm. The valuation firm used a PWERM to estimate the aggregate enterprise value of the Company at each valuation date. The PWERM involves applying appropriate risk adjusted discount rates to future values for the enterprise assuming various possible scenarios. The projections used in connection with these valuations were based on the Company’s expected operating performance over the forecast period. Share value is based on the probability-weighted present value of expected future returns to the equity investor considering each of the likely future scenarios available to the enterprise, and the rights and preferences of each share class.
Certain employees have the right to early exercise unvested stock options, subject to rights held by the Company to repurchase unvested shares in the event of voluntary or involuntary termination. The Company accounts for cash received in consideration for the early exercise of unvested stock options as a non-current
liability, included as a component of other liabilities in the Company’s consolidated balance sheets.
2021 Incentive Award Plan
On March 11, 2021, the Board of Directors approved the 2021 Plan. 18,558,576 shares of the Company’s common stock were initially reserved for issuance under the 2021 Plan. The 2021 Plan includes an evergreen provision that provides for an annual increase in the number of shares of common stock available for issuance thereunder beginning on January 1, 2022 and ending on January 1, 2031, equal to 5% of the shares of Company common stock outstanding on the last day of the immediately preceding fiscal year and such smaller number of shares as determined by the Board of Directors or a committee thereof.
In March 2021, the Company granted an option to purchase 1,614,492 shares of Company common stock, 807,246 restricted stock units and 807,246 performance stock units to a senior advisor serving on the Company’s board of directors as chair. The option would vest over five
years starting from the first anniversary from the senior advisor’s employment start date and at a rate of 20% per annum, subject to his continued employment with the Company and provided that option grant will only be exercisable in the event that the closing trading price per share of the Company stock equals or exceeds 130% of the exercise price per share of the option for 30 consecutive trading days. The restricted stock units would vest over five years starting from the first anniversary from the senior advisor’s employment start date and at a rate of 20% per annum, subject to his continued employment with the Company. The performance stock units would vest over four years based on achieving increases in the Company’s stock price from the date of grant ranging from 150%, to earn 25% of the performance stock units, to 300% to earn the entire award of performance stock units. Each performance stock unit constituted the right to receive one share of Company common stock upon vesting. The senior advisor resigned in June 2021 and the option to purchase 1,614,492 shares of Company common stock, all restricted stock unit awards granted and all performance stock unit awards granted were forfeited.

In March 2021, the Company also granted 152,628 restricted stock units to several members of the board of directors subject to standard terms of these awards.
2015 Stock Plan
In 2015, the Company established its 2015 Stock Plan. As of March 11, 2021, the effective time of the Merger, the Company no longer grants equity awards pursuant to the 2015 Plan, but it continues to govern the terms of outstanding stock options that were granted prior to that date.
Stock Options Assumed from Acquisition
On October 22, 2021 (“Effective Time”), the Company closed the acquisition of Sense pursuant to the Agreement and Plan of Merger and Plan of Reorganization (“Sense Agreement”). Pursuant to the Sense Agreement, upon the completion of the transaction, the Company assumed the Sense 2017 Equity Incentive Plan (the “Sense Plan”). In addition, pursuant to the Sense Agreement, at the Effective Time, each outstanding option to purchase Sense common stock and each award of time-based RSUs in respect of shares of Sense common stock held by Sense employees, in each case, that was outstanding as of immediately prior to the Effective Time was automatically adjusted by the Exchange Ratio (as defined in the Sense Agreement) and converted into an equity award of the same type covering shares of the Company’s common stock, on the same terms and conditions, (including, if applicable, any continuing vesting requirements) under the applicable Sense plan and award agreement in effect immediately prior to the Effective Time (the “Assumed Awards”).
In connection with the closing of the acquisition, 823,114 stock options and 4,490,980 RSUs were assumed.
Promissory Notes
On October 12, 2020, the Company issued $1.1 million partial recourse promissory notes to certain executives and employees. The promissory notes carried 0.38% annual cash interest and were due on earliest of 9th anniversary of the date of issuance of the notes, or termination of employment of the executive/employee, or filing by the Company of a registration statement under the Securities Act of 1933, or promissory notes being prohibited under Section 13(k) of the Securities Exchange Act of 1934 or closing of change a in control of the Company. At issuance, the promissory notes were used to settle certain executives’ and employees’ obligations for 2,883,672 vested and 4,603,833 unvested ISOs that were exercised and no cash was exchanged. In March 2021, in connection with the close of the Merger, the Company forgave half of the respective obligations under the promissory notes for certain executives and required such noteholders to repay the remaining balance of $0.5 million under each of their respective notes. Additional compensation expense of $0.5 million was recognized in general and administrative expenses in the year ended December 31, 2021.
Early Exercises
For those shares issued in connection with early cash exercises, there were 1,501,976 and 6,212,254 unvested shares outstanding as of December 31, 2021 and 2020, respectively, and approximately $0.3 million and $0.6 million of related liabilities at respective dates. The number of options early exercised for the years ended December 31, 2021 and 2020 were nil and 9,507,478, respectively.

The Company recognized stock-based compensation for all stock options in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$637	$657	$58
Research and development	7,240	6,059	621
Sales and marketing	3,823	640	140
General and administrative	13,663	4,701	474

Total stock-based compensation	$25,363	$12,057	$1,293

Stock option activity for the years ended December 31, 2021, 2020 and 2019 is as follows:

	Number of Shares Underlying Outstanding Options	Weighted- Ave rage Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding—January 1, 2019	977,513	$5.24	9.5	$2,943
Options granted	913,090	8.25	7.5	206
Options exercised	(8,545)	5.96	0.5	21
Options cancelled	(282,413)	7.31		330

Outstanding—December 31, 2019	1,599,645	$6.58	8.8	$3,020
Options granted	37,663,242	0.45	9.4	363,941
Options exercised	(12,221,364)	0.20	9.5	121,106
Options cancelled	(1,309,020)	1.58		—

Outstanding—December 31, 2020	25,732,503	$0.56	9.5	$245,746
Options assumed through acquisition	823,114	5.05	8.3	125
Options granted	645,796	10.26	9.3	—
Options exercised	(2,155,348)	0.22		10,742
Options cancelled	(916,969)	0.30		4,492

Outstanding—December 31, 2021	24,129,096	$1.01	8.6	$100,992

Vested and expected to vest-December 31, 2021	24,129,096	$1.01	8.6	$100,992

Exercisable—December 31, 2021	9,332,369	$0.74	8.5	$41,587

The following table summarizes information about stock options outstanding and exercisable at December 31, 2021.

Options Outstanding			Options Exercisable
Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
5,548,717	8.4	$0.18	3,492,915	8.4	$0.18
9,602,898	8.7	$0.21	3,138,238	8.7	$0.21
7,524,114	8.8	$1.42	2,194,532	8.8	$1.42
40,581	6.1	$1.49	39,927	6.1	$1.49
766,989	7.8	$5.24	466,757	7.8	$5.24
645,797	9.4	$10.26	—	9.4	$—

24,129,096			9,332,369

The weighted average grant date fair value of options granted during the years ended December 31, 2021, 2020 and 2019 was $5.90, $1.10 and $4.39, respectively.
The weighted average grant date fair value of options assumed during the year ended December 31, 2021 was $3.11.
As of December 31, 2021, there was approximately $26.4 million of unamortized stock-based compensation expense related to unvested stock options that is expected to be recognized over a weighted average period of 1.60 years.
Cash received from option exercises and purchases of shares was $0.5 million, $0.4 million and $0.1 million for years ended December 31, 2021, 2020 and 2019, respectively.
The weighted-average assumptions in the Black-Scholes option-pricing models used to determine the fair value of stock options granted during the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31,
	2021	2020	2019
Expected term (in years)	6.0	5.0—6.1	6
Risk-free interest rate	1.0%	0.3—1.5%	1.5%—2.4%
Expected volatility	63.2%	57.4%—63.3%	55.3%—58.0%
Expected dividend rate	0%	0%	0%
The weighted-average assumptions in the Black-Scholes option-pricing models used to determine the fair value of stock options assumed during the year ended December 31, 2021 were as follows:

Year Ended December 31,
2021
Expected term (in years)	3.1—5.6
Risk-free interest rate	0.8%—1.3%
Expected volatility	44.1%—48.6%
Expected dividend rate	0%

Restricted Stock Awards (“RSA”)
A summary of RSAs activity under the Plan is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested – January 1, 2020	34,865	$0.58
Granted during the year	1,617,264	0.46
Canceled during the year	(105,921)	0.35
Vested during the year	(1,505,454)	0.52

Unvested – December 31, 2020	40,754	$0.67
Granted during the year	—	—
Canceled during the year	—	—
Vested during the year	(23,288)	0.67

Unvested – December 31, 2021	17,466	$0.67

The total fair value of RSAs vested during the years ended December 31, 2021, 2020 and 2019 was less than $0.1 million, $1.1 million and $0.1 million, respectively.
Restricted Stock Units (“RSU”)
A summary of RSUs activity under the Plan is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested – January 1, 2021	—	$—
Assumed through acquisition	4,490,980	6.55
Granted during the year	5,224,504	9.39
Canceled during the year	(552,072)	8.89
Vested during the year	(509,786)	10.30

Unvested – December 31, 2021	8,653,626	$7.90

As of December 31, 2021, total compensation expense related to unvested RSUs granted to employees, but not yet recognized, was $61.0 million, with a weighted-average remaining vesting period of 3.5 years.